Intangible Assets (Schedule Of Amortizable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Abstract]
Gross	$ 54,945	$ 67,882
Accumulated amortization	(36,845)	(38,204)
Net	$ 18,100	$ 29,677	$ 58,637